Note 5 - Prepaids and Other Current Assets - Components of Prepaid and Other Current Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Sales tax recoverable and other current assets	$ 119,482	$ 147,119	$ 52,401
Research and development credit	1,287,539
Security deposits on leased properties	228,170	272,026
Prepaid expenses	322,536	339,772	98,522
	$ 1,957,727	$ 758,917	$ 150,923